Capital Stock - Series F Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2007 Minimum [Member]	Dec. 31, 2007 Maximum [Member]	Dec. 31, 2010 Socius Exchange Agreement [Member]	Dec. 31, 2010 Series F Preferred Stock [Member]	Dec. 31, 2010 Series F Preferred Stock [Member] Fee Shares [Member]	Dec. 31, 2010 Series F Preferred Stock [Member] Socius CG II, Ltd. [Member]	Sep. 30, 2013 Perpetual Preferred Stock [Member]	Dec. 31, 2012 Perpetual Preferred Stock [Member]	Sep. 30, 2013 Perpetual Preferred Stock [Member] Minimum [Member]	Dec. 31, 2012 Perpetual Preferred Stock [Member] Minimum [Member]	Sep. 30, 2013 Perpetual Preferred Stock [Member] Maximum [Member]	Dec. 31, 2012 Perpetual Preferred Stock [Member] Maximum [Member]
Class of Stock [Line Items]
Common stock sold for an aggregate to aspire capital								$ 1,200,000								$ 10,000,000
Number of purchase agreement shares sold														1,000
Selling price per shares														$ 10,000
Shares, Issued															250,000
Warrant to purchase common stock									2,500,000	5,062,500				7,000,000
Common stock exercise price per share														$ 1.93
Notes issued													2,500,000
Percentage of financing receivable																	135.00%	135.00%
Note Receivable accrued interest rate																	2.00%	2.00%
Rate of preferred stock dividend and redemption premium																	10.00%	10.00%
Risk free interest rates	0.00%	0.88%	0.95%	0.94%	0.94%	1.81%					4.58%	5.13%					2.40%	2.40%
Risk-free interest rates maximum																	2.65%	2.65%
Volatility rate minimum	0.00%	124.93%	118.34%	123.63%	121.90%	81.00%					63.00%	71.00%					64.46%	64.46%
Volatility rate maximum																	65.33%	65.33%
Period	0 years	5 years 7 months 6 days	6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years				5 years	3 years					5 years	5 years
Exercise price	$ 0.15		$ 0.15																$ 0.56	$ 0.56	$ 0.74	$ 0.74
Common stock liquidation preferences amount																	$ 15,000,000	$ 15,000,000
Liquidation premium																	26.00%	26.00%